Acquisitions - Assets/liabilities (Details) R in Millions, $ in Millions	Dec. 31, 2024 ZAR (R)	Jun. 30, 2024 ZAR (R)	Mar. 15, 2024 ZAR (R)	Mar. 15, 2024 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)
Disclosure of detailed information about business combination [line items]
Right-of-use asset	R 3				R 297	R 109
Deferred revenue	(120)				(198)	0
Reldan Group
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			R 542
Intangible assets			1,397
Right-of-use asset			3
Equity-accounted investments			269
Inventories			1,503
Trade and other receivables			163
Cash and cash equivalents		R 71	230
Lease liabilities			(3)
Other payables	R (956)	(733)	(956)		R 0	R 0
Borrowings			(84)
Deferred revenue			(120)
Trade and other payables		R (104)	(175)
Fair value of identifiable net assets acquired			2,769
Net cash paid			2,690
Cash consideration			R 2,920	$ 155.9